UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23727

ARES PRIVATE MARKETS FUND

(Exact name of registrant as specified in charter)

245 PARK AVENUE

44TH FLOOR

NEW YORK, NEW YORK 10167

(Address of principal executive offices)(Zip code)

Ian Fitzgerald
c/o 245 Park Avenue, 44th Floor
New York, New York 10167

(Name and Address of Agent for Service)

Copy to:

Nicole M. Runyan, Esq.
Kirkland & Ellis LLP
601 Lexington Avenue
New York, NY 10022

Registrant’s telephone number, including area code: (212) 750-7300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)

2022

ARES PRIVATE MARKETS FUND

Semi-Annual Report

SEPTEMBER 30, 2022

ARES | Wealth Management Solutions

Ares Private Markets Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

	Geographic	Acquisition			Percentage of
Private Assets - 71.61%	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (71.61%)(a)(b)
Apollo Investment Fund IX, L.P.(c)	North America	4/1/2022	$3,659,932	$4,137,965	1.58%
Capvest Strategic Opportunities 3 SCSP(d)	North America	8/3/2022	12,135,922	12,393,768	4.73%
DFW Capital Partners V, L.P.(c)	North America	4/1/2022	9,328,904	9,138,262	3.49%
KKR Americas Fund XII (EEA) L.P.(c)	North America	4/1/2022	7,366,895	6,329,203	2.42%
KKR Indigo Equity Partners A L.P.(d)	North America	6/8/2022	880,180	878,860	0.34%
KKR Indigo Equity Partners B L.P.(d)	North America	6/8/2022	12,500,000	12,490,273	4.77%
KKR North America Fund XI, L.P.(c)	North America	4/1/2022	1,809,365	1,883,323	0.72%
Linden Opportunities Fund LP(c)(d)	North America	9/1/2022	4,071,606	4,042,351	1.54%
Livingbridge 6 LP(c)	Europe	4/1/2022	19,781,839	19,957,947	7.82%
Livingbridge Enterprise 2 LP(c)(d)	Europe	4/1/2022	10,394,951	9,733,730	3.81%
Madison Dearborn Capital Partners VII, L.P.(c)	North America	4/1/2022	12,323,851	12,179,070	4.65%
Platinum Equity Capital Partners IV, L.P.(c)	North America	6/30/2022	31,927,370	35,308,205	13.48%
Towerbrook TMX Continuation Fund, L.P.(c)(d)	North America	6/13/2022	11,765,047	11,896,877	4.54%
TPG Partners VI, L.P.(c)	North America	4/1/2022	1,349,021	1,286,027	0.49%
TPG Partners VII, L.P.(c)	North America	4/1/2022	13,821,472	13,159,848	5.02%
Vista Equity Partners V LP(c)	North America	4/1/2022	33,440,532	32,017,285	12.22%

Total Private Assets			$186,556,887	$186,832,994

Short-Term Investments - 27.87%	Shares	Cost	Fair Value
Money Market Funds - 27.87%
Goldman Sachs Financial Square Government Fund, Institutional Class, 2.32%(e)	73,029,018	73,029,018	73,029,018

Total Money Market Funds	73,029,018	73,029,018	73,029,018

Total Short-Term Investments		$73,029,018	$73,029,018

Total Investments - 99.48%		$259,585,905	$259,862,012
Other Assets In Excess of Liabilities - 0.52%			1,369,191
Net Assets - 100.00%			$261,231,203

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $186,832,994, which represents approximately 71.52% of the Fund's net assets as of September 30, 2022.

(b)	Investment is issued in a private placement offering and is restricted to resale.

(c)	Additional investment has been committed to but has not been fully funded by the Fund at September 30, 2022. See Note 14 for total unfunded investment commitments.

(d)	Non-income producing security.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2022.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | September 30, 2022	1

Ares Private Markets Fund	Consolidated Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

ASSETS
Private Assets, at fair value (Cost $ 186,556,887)	$186,832,994
Short-term investments (Cost $ 73,029,018)	73,029,018
Cash	45,688
Interest receivable	147,026
Due from Adviser	3,498,477
Prepaid offering costs	807,563
Prepaid expenses and other assets	512,952
Total assets	264,873,718

LIABILITIES
Administration and fund accounting fees payable	104,703
Administrative fee payable to the Adviser	583,196
Transfer agent fees payable	18,119
Distribution fee payable	16
Offering costs payable	45,000
Advisory fee payable	1,822,126
Incentive fee payable	234,835
Payable to trustees	130,500
Accrued expenses and other liabilities	704,020
Total liabilities	3,642,515
NET ASSETS	$261,231,203

COMPOSITION OF NET ASSETS
Paid-in capital	$260,989,698
Distributable Earnings/(Losses)	241,504
NET ASSETS	$261,231,203

Net Assets Attributable to:

Class I Shares	$261,152,834
Class D Shares	78,369
261,231,203
Shares Outstanding:
Class I Shares	10,451,450
Class D Shares	3,182
10,454,632
Net Asset Value per Share:
Class I Shares	$24.99
Class D Shares	$24.63

See Notes to Consolidated Financial Statements.

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Ares Private Markets Fund	Consolidated Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

For the Period
April 1, 2022
(Commencement of
Operations) to
September 30, 2022
INVESTMENT INCOME
Interest income	$496,478
Total investment income	$496,478

EXPENSES
Advisory fees (Note 4)	$1,822,126
Administration and fund accounting fees	104,703
Administrative fee to the Adviser	583,196
Transfer agency fees	23,535
Distribution fee - Class D	16
Professional fees	453,230
Organizationl expenses and offering costs	932,529
Custodian fees	27,500
Trustees' fees and expenses	130,500
Incentive fee (Note 4)	234,835
Other	191,941
Total expenses	4,504,111
Less fees waived/reimbursed by Adviser (Note 4)	(3,498,477)
Net expenses	1,005,634
NET INVESTMENT LOSS	$(509,156)

Net Realized Gain/(Loss) And Change In Unrealized Appreciation/(Depreciation) From Private Assets And Foreign Currency Transactions
Net realized gain on Private Assets	91,705
Net realized loss on foreign currency transactions	(1,144)
Total realized gain/(loss) from Private Assets and foreign currency	90,561

Net change in unrealized appreciation/(depreciation) on Private Assets	276,107
Net change in unrealized appreciation/(depreciation) on foreign currency translation	–
Net change in unrealized appreciation (depreciation)	276,107
Net Realized And Unrealized Gain On Private Assets And Foreign Currency Translation	366,668
Net Decrease In Net Assets Resulting From Operations	$(142,488)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | September 30, 2022	3

Ares Private Markets Fund	Consolidated Statement of Changes in Net Assets

For the Period
April 1, 2022
(Commencement of
Operations) to
September 30, 2022
OPERATIONS
Net investment loss	$(509,156)
Net realized gain/(loss) from Private Assets and foreign currency	90,561
Net change in unrealized appreciation (depreciation)	366,668
Net decrease in net assets resulting from operations	(142,488)

DISTRIBUTIONS
From distributable earnings	–

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from sales of shares	261,293,691 (a)

Class D
Proceeds from sales of shares	80,000
Net increase from capital share transactions	261,373,691

Net increase in net assets resulting from capital transactions	261,231,203

NET ASSETS
Beginning of period	–
End of period	$261,231,203

Fund Share Transactions
Class I
Shares Sold	10,451,450
Net increase in share outstanding	10,451,450

Class D
Shares Sold	3,182
Net increase in share outstanding	3,182
Net increase from share transactions	10,454,632

(a) Includes contribution in-kind in the amount of $120,355,474. See Note 1 for additional information.

See Notes to Consolidated Financial Statements.

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Ares Private Markets Fund	Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited)

Cash Flows from Operating Activities:
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchase of Private Assets	$(76,164,662)
Proceeds from sale of Private Assets	–
Net purchases from short-term investments	(73,029,018)
Distributions received from Private Assets	10,847,466
Net realized (gain)/loss on:
Private Assets	(91,705)
Net change in unrealized (appreciation)/depreciation on:
Private Assets	(276,107)
(Increase)/decrease in assets:
Due from Adviser	(3,498,477)
Interest receivable	(147,026)
Prepaid and other assets	(1,320,515)
Increase/(Decrease) in liabilities:
Transfer agent fees payable	18,119
Incentive fee payable	234,835
Advisory fee payable	1,822,126
Administration and fund accounting fees payable	104,703
Administrative fee payable to the Adviser	583,196
Distribution fee payable	16
Offering costs payable	45,000
Payable to trustees	130,500
Accrued expenses and other liabilities	704,020
Net cash used in operating activities	(140,037,529)

Cash Flows from Financing Activities:
Proceeds from sale of shares	140,083,217
Net cash provided by financing activities	140,083,217

Net change in cash & cash equivalents	45,688
Cash & cash equivalents, end of period	$45,688

Supplemental disclosure of non-cash operating and financing activities:
In-kind contributions, investments (at fair value) (See Note 1)	$120,355,474

See Notes to Consolidated Financial Statements.

Semi-Annual Report | September 30, 2022	5

Ares Private Markets Fund - Class I	Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period
	April 1, 2022
	(Commencement
	of Operations) to
	September 30,
	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss)(a)	(0.05)
Net realized and unrealized gain	0.04
Total income from investment operations	(0.01)

DISTRIBUTIONS
From net investment income	–
From net realized gain	–
Total distributions	–

NET ASSET VALUE, END OF PERIOD	$24.99

TOTAL RETURN	(0.04	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)	$261,153

RATIOS TO AVERAGE NET ASSETS(c)(d)
Ratio of gross expenses to average net assets	3.45%
Ratio of expense waiver/reimbursement to average net assets	(2.68)%
Ratio of Net expenses to average net assets	0.77%
Ratio of Net investment loss to average net assets(e)	(0.39)%

Credit Facility:
Aggregate principal amount, end of period (000s)	N/A	(f)
Asset coverage, end of period per $1,000	N/A	(f)

Senior Securities:
Liquidation value, end of period (000s)	N/A	(g)
Asset Coverage, end of period per $1,000	N/A	(g)

PORTFOLIO TURNOVER RATE	0	%(b)

(a)	Per share numbers have been calculated using the average shares method.

(b)	Not annualized.

(c)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(d)	Expense ratios have been annualized, except for Organizational Fees and Offering Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.09%. Expenses do not include expenses from underlying funds in which the Fund is invested

(e)	Net investment loss ratio is calculated including Incentive Fees. If Incentive Fees were excluded the ratio would have been lowered by 0.09% for the period ended September 30, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(f)	For the period ended September 30, 2022, the Fund did not utilize the credit facility.

(g)	For the period ended September 30, 2022, the Fund did not issue any senior securities.

See Notes to Consolidated Financial Statements.

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Ares Private Markets Fund - Class D	Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period
	September 1, 2022
	(Commencement
	of Operations) to
	September 30,
	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)	0.00
Net realized and unrealized gain on investments	(0.37)
Total income from investment operations	(0.37)

DISTRIBUTIONS
From net investment income	–
From net realized gain on investments	–
Total distributions	–

NET ASSET VALUE, END OF PERIOD	$24.63

TOTAL RETURN	(1.48	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)	$78

RATIOS TO AVERAGE NET ASSETS(c)(d)
Ratio of gross expenses to average net assets	2.33%
Ratio of expense waiver/reimbursement to average net assets	(1.59)%
Ratio of Net expenses to average net assets	0.74%
Net investment loss to average net assets(e)	(0.12)%

Credit Facility:
Aggregate principal amount, end of period (000s)	N/A	(f)
Asset coverage, end of period per $1,000	N/A	(f)

Senior Securities:
Liquidation value, end of period (000s)	N/A	(g)
Asset Coverage, end of period per $1,000	N/A	(g)

PORTFOLIO TURNOVER RATE	0	%(b)

(a)	Per share numbers have been calculated using the average shares method.

(b)	Not annualized.

(c)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(d)	Expense ratios have been annualized, except for Organizational Fees and Offering Costs which are one time expenses, and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.09%. Expenses do not include expenses from underlying funds in which the Fund is invested

(e)	Net investment loss ratio is calculated including Incentive Fees. If Incentive Fees were excluded the ratio would have been lowered by 0.09% for the period ended September 30, 2022. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(f)	For the period ended September 30, 2022, the Fund did not utilize the credit facility.

(g)	For the period ended September 30, 2022, the Fund did not issue any senior securities.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | September 30, 2022	7

Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

1. ORGANIZATION

Ares Private Market Fund (the “Fund”) was organized as a Delaware statutory trust on July 28, 2021 and commenced operations on April 1, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund currently offers three separate classes of shares of beneficial interest designated as Class A, Class D, and Class I shares (“Shares”). Each class of Shares is subject to different fees and expenses. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests in an actively managed portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund may gain access to Private Assets through a number of different approaches, including: (i) secondary purchases of interests in private equity and other private asset funds managed by unaffiliated asset managers (“Portfolio Funds”), including through privately negotiated transactions, from investors in a Portfolio Fund or directly from the Portfolio Fund (“Secondary Investments”); (ii) primary investments in Portfolio Funds (“Primary Investments”); and (iii) direct investments in the equity or debt of private companies, including investments alongside private equity firms (“Direct Investments/Co-Investments”). The Fund invests principally in Secondary Investments and, to a lesser degree, in Primary Investments and Direct Investments/Co-Investments, although the allocation among those types of investments may vary from time to time. The Fund also invests a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, and may invest in liquid fixed-income securities and other credit instruments, and other investment companies, including exchange traded funds.

For the period from July 28, 2021 to April 1, 2022, the Fund had no operations, except for matters relating to the Fund’s organization, the registration of the Shares under the Securities Act of 1933, as amended, and the sale and issuance of 4,000 Class I shares to Ares Investment Holdings LLC, an affiliate of the Adviser, at an initial net asset value of $25.00 per share on March 1, 2022 for a total of $100,000. On April 1, 2022, the Fund received a cash contribution of $75,000,000 from Ares Management Corporation, as well as cash contributions of $63,943,209 and an in-kind contribution of limited partnership interests, at fair value, from two other financial institutions (collectively, the “Seed Investors”).

Ares Capital Management II LLC (the “Adviser”), a wholly owned subsidiary of Ares Management Corporation, is responsible for the day-to-day management of the Fund’s assets. Investments in the Fund may be made only by eligible investors that are both “accredited investors” as defined in Section 501(a) of Regulation D under the Securities Act of 1933, as amended, and “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of ASC Topic 946, Financial Services - Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include Ares Landmark Private Markets Fund-D, LLC, Ares Landmark Private Markets Fund-D Blocker, LLC, and Ares Private Markets Fund Blocker, LLC, all wholly-owned subsidiaries of the Fund. As of September 30, 2022, the total value of investments held by the subsidiaries was $179,453,091, $7,379,903, and $0, respectively, or approximately 69%, 3%, and 0%, respectively, of the Fund’s net assets.

Use of Estimates – The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Fund believes that these estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Income Taxes – It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Cash – Cash consists of monies held in a non-interest bearing account at UMB Bank, N.A. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

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Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

Valuation – The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its investments in Portfolio Funds. Ordinarily, the fair value of a Portfolio Fund held by the Fund is based on the NAV of that Portfolio Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Portfolio Fund does not represent the fair value or if the investment manager of a Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight form the Fund’s Board of Trustees (the “Board”), in accordance with the Fund’s valuation procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, the Adviser will review and value such investments using one or more of the following types of analyses:

•      Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

•      Discounted cash flow analysis, including a terminal value or exit multiple.

•      The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

•      Valuations implied by third-party investment in similar assets or issuers.

Short-term Investments – Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Income Recognition and Expenses – Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

Shareholders’ Allocation – The Fund currently offers Class D and Class I shares (See Note 7). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Dividends and Distributions - Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Foreign Currency – Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

3. FAIR VALUE MEASUREMENTS

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Semi-Annual | September 30, 2022	9

Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

-	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

-	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments. Primary Investments are investments in newly established private equity funds. Secondary Investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

The Fund may also make Direct Investments/Co-Investments, which may include debt and/or equity securities issued by operating companies and are typically made as investments alongside a private equity fund.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	73,029,018	–	–	73,029,018
TOTAL	$73,029,018	$–	$–	$73,029,018

The Fund held Portfolio Funds with a fair value of $186,832,994, which are excluded from the fair value hierarchy as of September 30, 2022, as investments in Portfolio Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

A listing of Private Asset types held by the Fund and related attributes, as of September 30, 2022, are shown in the below table:

Investment			Unfunded	Redemption	Notice Period	Redemption
Category	Investment Strategy	Fair Value	Commitments	Frequency*	(In Days)	Restrictions Terms**
Direct Investments/Co-Investments	Investments in an operating company alongside other investors	$–	$–	None	N/A	Liquidity in the form of distributions from Private Asset investments

Primary Investments	Investments in newly established Portfolio Funds	–	–	None	N/A	Liquidity in the form of distributions from Private Asset investments

Secondary Investments	Investments in existing Portfolio Funds that are typically acquired in privately negotiated transactions	186,832,994	37,129,528	None	N/A	Liquidity in the form of distributions from Private Asset investments

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**	Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will occur over the life of the Private Asset investments.

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Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

4. INVESTMENT ADVISORY SERVICES AND OTHER AGREEMENTS

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly advisory fee at an annual rate of 1.40% based on the value of the Fund’s Managed Assets (as defined below) calculated and accrued monthly as of the last business day of each month (the “Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to any borrowings or other indebtedness or preferred shares that may be issued) minus the Fund’s liabilities, other than liabilities relating to borrowings or other indebtedness. For purposes of determining the Advisory Fee payable to the Adviser, the value of the Fund's Managed Assets is calculated prior to the inclusion of the Advisory Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Advisory Fee is payable in arrears within 5 business days after the completion of the net asset value computation for the quarter. The Fund bears all other costs and expenses of its operations and transactions as set forth in its investment advisory and management agreement with the Adviser (the "Investment Advisory and Management Agreement"). For the six months ended September 30, 2022, the Fund incurred Advisory Fees of $1,822,126.

The Adviser has entered into a Fee Reduction Agreement with the Fund, whereby it agrees that for the period beginning on the commencement of operations until March 31, 2023, it will reduce the annual rate of the Advisory Fee payable under the Investment Advisory and Management Agreement to 0.25% (the "Fee Waiver"). The Fee Waiver shall not apply to nor have any effect on the Incentive Fee payable pursuant to the terms of the Investment Advisory and Management Agreement. Any fees waived under the Fee Waiver are not be subject to recoupment by the Adviser from the Fund pursuant to the Expense Limitation Agreement discussed below. For the six months ended September 30, 2022, the Fee Waiver totaled $1,496,746 and is reflected in the Consolidated Statement of Operations.

At the end of each calendar quarter, the Adviser is entitled to receive an incentive fee equal to 12.5% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the balance, if any, of the Loss Recovery Account (as defined below) at the start of the relevant period (the “Incentive Fee”). For the purposes of the Incentive Fee, the term “net profits” means (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2022, the Fund incurred Incentive Fees of $234,835.

The Fund will maintain a memorandum account (the "Loss Recovery Account"), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). For the avoidance of doubt, any change in the net asset value of the Fund directly as a result of subscriptions or redemptions during each measurement period are not included for the purposes of "net profits" or "net losses" calculations. The Loss Recovery Account will be reset on a trailing four-quarter measure period, with such measurement period to commence at the conclusion of the first calendar quarter of the Fund's operations (i.e., the first reset will occur at the conclusion of the fifth calendar quarter of the Fund's operations and then will reset each calendar quarter thereafter based on the trailing four-quarter period). The reset Loss Recovery Amount will be determined based on the aggregate amount of the Fund's net losses in excess of the Fund's net profits over each trailing four-quarter period and, in no event shall be below zero.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser.

In addition to the fees and expenses to be paid by the Fund under the Investment Advisory and Management Agreement, the Adviser and its affiliates are entitled to reimbursement by the Fund of the Adviser's and its affiliates' cost of providing the Fund with certain non-advisory services. If persons associated with the Adviser or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative and similar oversight services to the Fund at the request of the Fund, the Fund will reimburse the Adviser and its affiliates for their costs in providing such accounting, legal, clerical, compliance or administrative and similar oversight services to the Fund (which costs may include an allocation of overhead including rent and the allocable portion of the compensation and benefits of the relevant persons and their respective staffs, including travel expenses), using a methodology for determining costs approved by the Board of Trustees of the Fund (the “Board”). For the six months ended September 30, 2022, the Fund incurred fees for such services in the amount of $583,196, which is reflected in the Consolidated Statement of Operations.

Semi-Annual | September 30, 2022	11

Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

The Adviser has also entered into an Expense Limitation Agreement with the Fund, whereby it agrees that for the period beginning on the commencement of operations until one year after the commencement of operations, it will waive fees and/or reimburse the Fund for certain annual operating expenses (excluding the Advisory Fee, Incentive Fee, any Distribution and Servicing Fee (as described below), interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("Other Expenses") so that such expenses do not exceed 0.30% of the Fund's average monthly net assets of each class of the Fund's Shares. Any fees waived and/or reimbursed by the Adviser under the Expense Limitation Agreement are subject to recoupment by the Adviser from the Fund within three years, provided such recoupment does not cause the Fund's Other Expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower.

For the six months ended September 30, 2022, the Adviser waived fees in the amount of $2,001,731, which is reflected in the Consolidated Statement of Operations, which are subject for recoupment through the quarters ending June 2025 and September 2025, as outlined below:

Quarter of Expiration
June 2025	$1,095,697
September 2025	$906,034

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $62,000. In addition, the Fund will pay an additional annual fee of $8,000 to the Chairperson of the Audit Committee and an additional annual fee of $5,000 for the Chairperson of the Nominating and Governance Committee. For the period ended September 30, 2022, the Fund incurred Trustee fees and expenses in the amount of $130,500 which is reflected in the Consolidated Statement of Operations.

The Fund's officers are appointed by the Trustees and oversee the management of the day-to-day operations of the Fund under the supervision of the Board. All of the officers of the Fund are directors, officers or employees of the Adviser or its affiliates. Certain of the Trustees and officers of the Fund are also directors and officers of other investment companies managed or advised by the Adviser.

ALPS Fund Services, Inc. ("ALPS"), serves as administrator to the Fund. Under an Administration and Fund Accounting Agreement with the Fund, ALPS is responsible for calculating the net asset value of the Fund and its Managed Assets, as well as providing additional fund accounting and fund administration services to the Fund.

DST Asset Manager Solutions, Inc. ("DST") serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, DST is responsible for maintaining all shareholder records of the Fund.

ALPS and DST are wholly-owned subsidiaries of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market.

Ares Wealth Management Solutions, LLC ("AWMS"), an affiliate of the Adviser, acts as distributor for the Shares. Under a Distribution Agreement with the Fund, AWMS pays its own costs and expenses connected with the offering of Shares. Class A and Class D Shares are subject to an ongoing distribution and shareholder servicing fee (the "Distribution and Servicing Fee") to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of shareholders who own Class A or Class D Shares of the Fund. Class A Shares and Class D Shares pay a Distribution and Servicing Fee to AWMS at an annual rate of 0.85% and 0.25%, respectively, based on the aggregate net assets of the Fund attributable to such class. For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class I Shares are not subject to a Distribution and Servicing Fee.

UMB Bank, N.A. ("UMB"), serves as custodian to the Fund. Under a Custody Agreement with the Fund, UMB is responsible for the holding and safekeeping of the Fund's assets.

Investments in Class A Shares are sold subject to a sales charge of up to 3.50% of the investment. Class D and Class I Shares are not subject to a sales charge. A 2.00% early repurchase fee may be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder's purchase of the shares. The Fund operates under an "opt-out" dividend reinvestment plan, pursuant to which the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund held by the shareholder unless the investor elects to receive its distribution in cash.

5. REVOLVING CREDIT FACILITY

The Fund has a revolving credit agreement, as amended from time to time (the “Credit Facility”), with Barclays Bank PLC (the “Lender”) that can be increased with the consent of the Lender with at least 12 business days’ prior notice. The Credit Facility currently permits borrowings up to $1 million and has a maturity date of April 22, 2027. The purpose of the Credit Facility is to provide working capital to the Fund to manage its liquidity needs, including acting as warehouse financing for the Fund’s acquisition of Private Assets. The Credit Facility has an interest rate equal to the secured overnight financing rate plus 2.85%, per annum and a commitment fee that varies depending on the amount outstanding. There were no borrowings under the Credit Facility during the period ended September 30, 2022.

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Ares Private Markets Fund	Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

6. ORGANIZATIONAL EXPENSES AND OFFERING COSTS

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. Examples of these costs are legal fees and audit fees relating to the initial seed audit. These costs are expensed as incurred by the Fund and will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 5. For the period ended September 30, 2022, the Fund incurred organizational expenses in the amount of $329,961, which are reflected in the Consolidated Statement of Operations.

Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter are amortized over a 12 month period using the straight line method. Examples of these costs are registration fees, legal fees, and fees relating to the initial registration statement. These costs will be subject to recoupment in accordance with the Fund's Expense Limitation Agreement, as discussed in Note 5. For the period ended September 30, 2022, the Fund incurred offering costs in the amount of $602,568, which are reflected in the Consolidated Statement of Operations.

7. PURCHASE OF SHARES

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). The minimum initial investment in the Fund by any investor is $25,000 with respect to Class A Shares and Class D Shares, and $1,000,000 with respect to Class I Shares. With respect to Class I shares, the Board has approved a minimum initial investment of $25,000 for Trustees of the Fund and employees of Ares and vehicles controlled by such employees. The minimum additional investment in the Fund by any investor is $5,000, except for additional purchases pursuant to the dividend reinvestment plan. Class A Shares are sold at the public offering price, which is the net asset value of a Class A Share plus an initial maximum 3.50% sales charge. Class D Shares and Class I Shares are not subject to any initial sales charge. The Fund reserves the right to reject any subscription for shares.

8. REPURCHASE OF SHARES

The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to shareholders. The Adviser recommends to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets on a quarterly basis. A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. If such requirement is not waived by the Board, the Fund may redeem all of the shareholder’s Shares. To the extent a shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the shareholder requests to have repurchased, the shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee, it will do so consistently with the requirements of Rule 22d-1 under the 1940 Act, and the Fund’s waiver of, scheduled variation in, or elimination of, the early repurchase fee will apply uniformly to all shareholders regardless of Share class. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six-month period ended September 30, 2022, no Shares were tendered.

Semi-Annual | September 30, 2022	13

Ares Private Markets Fund	Notes to Consolidated Financial Statements

September 30, 2022 (Unaudited)

9. INVESTMENT TRANSACTIONS

Total purchases of Private Asset investments (excluding short-term investments) for the six months ended September 30, 2022 amounted to $76,164,662. Total proceeds from the sale, redemption, or other disposition of Private Asset investments (excluding short-term investments) for the six months ended September 30, 2022 amounted to $0.

10. FEDERAL AND OTHER TAX INFORMATION

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to shareholders, and all distributions out of earnings and profits would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to shareholders and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2022, there is no provision for federal income or excise tax within the financial statements. Differences arise in the computation of shareholders’ capital for financial reporting in accordance with U.S. GAAP and shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the underlying investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the underlying investments.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2022, the Fund did not incur any interest or penalties.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future.

As of September 30, 2022, no adjustments were made to book cost for book/tax differences. The cost of investment securities and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$259,585,905
Gross tax unrealized appreciation	4,388,423
Gross tax unrealized depreciation	(4,112,316)
Net appreciation (depreciation) of foreign currency and derivatives	—
Net tax unrealized appreciation (depreciation) on investments	$276,107

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized appreciation	276,107
Late year ordinary losses	—
Other temporary differences	(34,603)
Distributable net earnings	$241,504

As of September 30, 2022, the Fund had no capital loss carryforwards.

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Ares Private Markets Fund	Notes to Consolidated Financial Statements

September 30, 2022 (Unaudited)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the six months ended September 30, 2022, the Fund did not make any distributions from income or capital gains.

11. RISK FACTORS

General Investment Risks. There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Assets. The Fund's allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser's analysis and judgment. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a shareholder's option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

Restrictions on Transfers. Transfers of Shares may be made only with the prior written consent of the Board, which may be withheld in the Board's sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a "non-diversified" investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Fund's assets are expected to consist of Portfolio Funds and Direct Investments/Co-Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board.

The value at which the Fund's investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in Private Assets for which no public market exists. There can be no guarantee that the Fund's investments could ultimately be realized at the Fund's valuation of such investments.

The Fund's net asset value is a critical component in several operational matters including computation of the Advisory Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

Semi-Annual | September 30, 2022	15

Ares Private Markets Fund	Notes to Consolidated Financial Statements

September 30, 2022 (Unaudited)

12. DIVIDEND REINVESTMENT PLAN

The Fund operates under a dividend reinvestment plan (“DRIP”) administered by DST. Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to DST. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by DST 30 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, DST, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per Share for the relevant class of Shares.

DST will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. DST will hold Shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRIP. DST will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of Shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRIP, DST will administer the DRIP on the basis of the number of Shares certified from time to time by the record Shareholder as representing the total amount of Shares registered in the Shareholder’s name and held for the account of beneficial owners participating under the DRIP.

Neither DST nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund may elect to make non-cash distributions to Shareholders. Such distributions are not subject to the DRIP, and all Shareholders, regardless of whether or not they are participants in the DRIP, will receive such distributions in additional Shares of the Fund.

The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

13. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

14. COMMITMENTS

As of September 30, 2022, the Fund had outstanding capital commitments to the Portfolio Funds totaling $37,129,528.

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Ares Private Markets Fund	Notes to Consolidated Financial Statements

September 30, 2022 (Unaudited)

15. SUBSEQUENT EVENTS

Effective October 3, 2022, there were subscriptions to the Fund in the amount of $250,000 for Class D and $685,000 for Class I Shares. Effective November 1, 2022, there were subscriptions to the Fund in the amount of $250,000 for Class D and $8,110,000 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Semi-Annual | September 30, 2022	17

Ares Private Markets Fund	Additional Information

September 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Adviser voted proxies related to the Fund’s portfolio holdings, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES AND ADDITIONAL FUND INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

The Fund makes public certain information about its investments. For more information about the Fund, visit https://areswmsresources.com/investment-solutions/apmf/. Here you will find the Fund’s most recently available fact sheets and other information about the Fund. The information posted on the Fund’s website is subject to change without notice.

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Ares Private Markets Fund	Approval of Investment Advisory and Management Agreement

September 30, 2022 (Unaudited)

The Board, a majority of whom are Independent Trustees, approved the Investment Advisory and Management Agreement at a meeting held on February 24, 2022.

The Board has the responsibility under the 1940 Act to approve the Fund's Investment Advisory and Management Agreement for its initial two-year term and for any renewal thereafter at meetings of the Board called for the purpose of voting on such approvals or renewals.

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the U.S. Securities and Exchange Commission issued exemptive orders (the "Orders") pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered management investment companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the February 24, 2022 Board meeting was held via videoconference in reliance on the Orders.

In connection with the consideration of the Investment Advisory and Management Agreement, the Independent Trustees met with their independent legal counsel in executive session. Counsel to the Fund also reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement. All of the Trustees present at the meeting, including all of the Independent Trustees, approved the Investment Advisory and Management Agreement for an initial two-year term.

In considering whether to approve the Investment Advisory and Management Agreement, the Board reviewed certain information provided to the Board by the Adviser in advance of the meeting, and supplemented orally at the meeting, including, among other things: (1) information concerning the services proposed to be rendered to the Fund by the Adviser, and the proposed fees to be paid by the Fund to the Adviser; (2) comparative information, comparing the Fund's proposed advisory fees, consisting of a management fee and an incentive fee, and expenses to those of comparable funds; (3) the Adviser's Form ADV; (4) a memorandum outlining the legal duties of the Board under the 1940 Act; and (5) other reports of and presentations by representatives of the Adviser. The Independent Trustees determined that the information provided was sufficiently responsive to the Independent Trustees’ request to permit the Board to consider the approval of the Investment Advisory and Management Agreement.

In determining whether to approve the Investment Advisory and Management Agreement, the Board, including the Independent Trustees, considered the following:

(a)	The nature, extent and quality of services to be provided by the Adviser — With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed the information regarding the types of services to be provided under the Investment Advisory and Management Agreement and information describing the Adviser's organization and business, including the quality of the investment research capabilities of the Adviser and the other resources that would be dedicated to performing services for the Fund. The Board also noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser that would be involved with the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were also considered. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Advisory and Management Agreement were satisfactory.

(b)	Investment performance of the Fund and the Adviser — With respect to investment performance, it was noted that because the Fund had not commenced operations, it did not have its own performance history. Instead, the Board reviewed and considered the past performance of affiliates of the Adviser with other accounts investing in similar types of securities as expected to be purchased and held by the Fund. The Board noted that the performance of such accounts since inception had been acceptable.

(c)	Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund — The Board noted that, because the Fund had not yet commenced operations, the Board was unable to consider historical information about the profitability of the Fund to the Adviser. However, it was also noted that the Adviser had agreed to provide the Board with profitability information in connection with future proposed continuances of the Investment Advisory and Management Agreement.

(d)	Economies of scale and whether fee levels reflect these economies of scale — The Board recognized that, because the Fund had not yet begun operations, economies of scale were difficult to measure and identify at this stage. The Board noted that unlike most closed-end funds that generally do not experience substantial growth after the initial public offering, the Fund’s shares will be continuously offered, and the Fund would have the potential for growth beyond initial projections used in establishing the Fund's fee structure. The Board noted that it would consider the realization of economies of scale as the Fund's asset base grows and in subsequent Board meetings.

Semi-Annual | September 30, 2022	19

Ares Private Markets Fund	Approval of Investment Advisory and Management Agreement

September 30, 2022 (Unaudited)

(e)	Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — In evaluating the proposed management fees and expenses, the Board considered the Fund's proposed management fee and incentive fee and the Fund's expected expense ratios in absolute terms and as compared with the fees and expenses of comparable unaffiliated funds. Based upon the comparative fee and expense information provided, the Board noted that the Fund's proposed management and incentive fees were generally in line with those of comparable funds identified. It further noted that the Adviser expects to be able to experience economies of scale as the Fund increases its size because the Adviser and its affiliates advise comparable accounts, as well as other registered investment companies with similar operational, regulatory and reporting requirements. The Board also considered that the Investment Advisory and Management Agreement provides that if persons associated with the Adviser or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative services to the Fund at the request of the Fund, the Fund will reimburse the Adviser and its affiliates for their costs, and that such reimbursements, to the extent requested and paid, would result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Investment Advisory and Management Agreement. The Board noted that the Adviser had agreed to reduce the management fee rate payable by the Fund for its first year of operations and also had agreed to limit other expenses incurred by the Fund for the same period.

(f)	Benefits derived or to be derived by the Adviser from its relationship with the Fund — The Board also considered the extent to which benefits, other than the fees and reimbursement amounts pursuant to the Investment Advisory and Management Agreement, might accrue to the Adviser and its affiliates from their proposed relationships with the Fund, including reputational and other benefits from its association with the Fund.

Conclusion

No single factor was identified as being determinative to the Board decision. After discussion, the Board, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory and Management Agreement were fair and reasonable, that the proposed fees under the Investment Advisory and Management Agreement are reasonable in light of the services expected to be provided to the Fund, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment, and the Investment Advisory and Management Agreement was approved.

20	www.areswmsresources.com

ARES | WEALTH MANAGEMENT SOLUTIONS

www.areswmsresources.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

(a)            The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSRS.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Not applicable to semi-annual reports.

(a)(4) Not applicable to semi-annual reports.

(b) Not applicable for this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this Form N-CSRS filing.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSRS based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ARES PRIVATE MARKETS FUND

By:	/s/Barry Miller
Barry Miller
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Barry Miller
Barry Miller
Chief Executive Officer
(Principal Executive Officer)

Date:	December 7, 2022

By:	/s/Tina St. Pierre
Tina St. Pierre
Chief Financial Officer, Principal Accounting Officer and Treasurer

Date:	December 7, 2022